Deconsolidation of subsidiary	12 Months Ended
Aug. 31, 2025
Deconsolidation of subsidiary
Deconsolidation of subsidiary

32. Deconsolidation of subsidiary

On April 25, 2024, the Company sold 100% of the shares of EB Rental, Ltd., which previously facilitated its electric boat rental operations located in Newport Beach, California, to EB Strategies Inc. for $794,616. The Company continues to own and operate its electric boat rental operations in Ventura, California and Palm Beach, Florida. Up until April 25, 2024, EB Strategies Inc. was considered a related party whose controlling shareholder was a member of management of the Company’s boat rental operation. His employment and association with the Company ended at the close of this transaction.

These consolidated financial statements have been prepared based on the books and records maintained by the Company, and the subsidiaries that it controls. However, due to the above sale of EB Rental, Ltd., the control over this subsidiary was deemed to have been lost as of April 25, 2024. As such, the Company ceased consolidating this subsidiary as at April 25, 2024.

The gain on the disposal of EB Rental, Ltd. at the deconsolidation date was determined as follows:

	$

Fair Value Consideration received		794,616

Add: EB Rental, Ltd. net deficit at disposal
- EB Rental Ltd. share capital at disposal	(100)
- EB Rental Ltd. deficit at disposal	52,993	52,893

Less: Goodwill attributable to EB Rental, Ltd.		(780,130)

Total gain on deconsolidation date		67,379

On the deconsolidation date, EB Rental, Ltd.’s net assets (liabilities) were determined as follows:

$

Current assets	335,559
Right of use assets	586,911
Property, plant and equipment	473,186
Other assets	205,255
Current liabilities	(1,187,378)
Lease liabilities	(466,426)

(52,893)

The financial performance of EB Rental, Ltd. for the fiscal years ended August 31, 2025, 2024, and 2023 included in these consolidated financial statements are as follows:

	2025	2024	2023
	$	$	$

Revenues	—	1,400,294	3,167,201
Cost of sales	—	1,229,584	2,407,700
Gross profit	—	170,710	759,501
Expenses	—	711,513	1,131,523
Income (loss) before tax	—	(540,803)	(372,022)
Income tax recovery	—	(151,304)	(134,913)
Net income	—	(389,499)	(237,109)

The Cash flow information related to EB Rental, Ltd. for the fiscal years ended August 31, 2025, 2024, and 2023 are as follows:

	2025	2024	2023
	$	$	$

Cash provided by (used in) operating activities	—	181,740	(212,414)
Cash provided by (used in) investing activities	—	(17,158)	34,968
Cash used in financing activities	—	(111,162)	(242,706)